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[VEDDER PRICE LOGO]                      VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                                         222 NORTH LASALLE STREET
                                         CHICAGO, ILLINOIS 60601
                                         312-609-7500
                                         FACSIMILE: 312-609-5005

                                         OFFICES IN CHICAGO, NEW YORK CITY AND
                                         LIVINGSTON, NEW JERSEY



                                         April 28, 2006


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

       Re:  ABN AMRO Funds
            Post-Effective Amendment No. 65 under the Securities Act of 1933 and No. 67 under the Investment Company Act of 1940
            File Nos. 33-68666 and 811-8004
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To the Commission:

         On behalf of ABN AMRO Funds (the "Trust"), we are transmitting electronically for filing pursuant to the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act"), the Trust's Post-Effective Amendment No. 65 under the 1933 Act to its Registration Statement on Form N-1A (Post-Effective Amendment No. 67 under the 1940 Act).

         This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act for the purposes of adding Class I Shares to the ABN AMRO/Veredus Select Growth Fund, a series of the Trust. We intend for this Amendment to become effective on June 30, 2006.

         If you have any questions or comments concerning this filing, please contact either Teresa Hamlin at (617) 338-4340 or Aaron Remorenko at (617) 338-4426 of PFPC Inc.

                                                 Very truly yours,

                                                 /s/ Deborah B. Eades
                                                 -------------------------


                                                 Deborah B. Eades




Enclosures